Nuveen Global Infrastructure Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.5%
X 485,512,778 COMMON STOCKS - 92.6%
X 485,512,778
Commercial Services & Supplies - 4.7%
15,032 Casella Waste Systems Inc, Class A (2) $ 1,242,545
689,516 Cleanaway Waste Management Ltd 1,103,363
52,502 Republic Services Inc 7,099,320
51,582 Waste Connections Inc 7,173,509
49,895 Waste Management Inc 8,141,367
Total Commercial Services & Supplies 24,760,104
Construction & Engineering - 4.4%
35,300 Eiffage SA 3,820,022
235,672 Ferrovial SA 6,939,923
108,555 Vinci SA 12,444,997
Total Construction & Engineering 23,204,942
Diversified Telecommunication Services - 2.6%
245,801 Cellnex Telecom SA, 144A 9,558,618
92,742 IHS Holding Ltd (2) 812,420
200,103 Infrastrutture Wireless Italiane SpA, 144A 2,629,016
641,572 NetLink NBN Trust 415,138
Total Diversified Telecommunication Services 13,415,192
Electric Utilities - 20.2%
501,721 CK Infrastructure Holdings Ltd 2,729,802
289,578 CLP Holdings Ltd 2,092,528
257,751 Contact Energy Ltd 1,250,599
71,341 Duke Energy Corp 6,882,266
1,045,345 EDP - Energias de Portugal SA 5,695,994
5,283 Elia Group SA/NV 697,653
1,126,221 Enel SpA 6,868,762
8,843 Evergy Inc 540,484
7,308 Eversource Energy 571,924
156,406 Exelon Corp 6,551,847
4,501 Fortis Inc/Canada 191,330
157,684 Hydro One Ltd, 144A 4,489,589
539,827 Iberdrola SA 6,725,056
233,635 NextEra Energy Inc 18,008,586
20,354 Orsted AS, 144A 1,735,544
142,037 PG&E Corp (2) 2,296,738
35,518 Power Assets Holdings Ltd 190,548
394,397 Power Grid Corp of India Ltd 1,085,806
230,321 PPL Corp 6,400,621
174,329 Southern Co/The 12,129,812
78,003 SSE PLC 1,740,546
1,034,252 Terna - Rete Elettrica Nazionale 8,488,505
123,657 Xcel Energy Inc 8,339,428
Total Electric Utilities 105,703,968
Gas Utilities - 1.8%
35,541 AltaGas Ltd 592,482
407,343 APA Group 2,767,168
2,965,986 Hong Kong & China Gas Co Ltd 2,611,290
65,147 Italgas SpA 397,353
551,948 Snam SpA 2,926,447
Total Gas Utilities 9,294,740

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares Description (1) Value
Ground Transportation - 4.8%
42,114 Canadian National Railway Co $ 4,968,188
20,706 Canadian Pacific Railway Ltd 1,593,120
21,522 Central Japan Railway Co 2,567,997
147,305 CSX Corp 4,410,312
129,271 East Japan Railway Co 7,154,059
6,252 Norfolk Southern Corp 1,325,424
17,011 Union Pacific Corp 3,423,634
Total Ground Transportation 25,442,734
Independent Power And Renewable Electricity Producers - 3.0%
53,132 Clearway Energy Inc, Class C 1,664,626
71,794 EDP Renovaveis SA 1,644,508
391,060 Meridian Energy Ltd 1,286,520
47,372 NextEra Energy Partners LP 2,877,849
187,533 RWE AG 8,069,236
Total Independent Power And Renewable Electricity Producers 15,542,739
IT Services - 0.2%
176,845 NEXTDC Ltd (2) 1,251,493
Total IT Services 1,251,493
Machinery - 0.0%
2,630 Evoqua Water Technologies Corp (2) 130,764
Total Machinery 130,764
Multi-Utilities - 10.2%
189 ACEA SpA 2,584
162,068 CenterPoint Energy Inc 4,774,523
59,741 CMS Energy Corp 3,666,903
103,252 Dominion Energy Inc 5,772,819
106,496 DTE Energy Co 11,665,572
245,234 E.ON SE 3,059,225
132,778 Engie SA 2,101,171
32,571 National Grid PLC, Sponsored ADR 2,214,502
100,233 NiSource Inc 2,802,515
5,204 Public Service Enterprise Group Inc 324,990
1,488,463 Sembcorp Industries Ltd 4,911,974
34,015 Sempra Energy 5,141,707
51,894 Veolia Environnement SA 1,601,302
55,629 WEC Energy Group Inc 5,273,073
Total Multi-Utilities 53,312,860
Oil, Gas & Consumable Fuels - 15.3%
97,231 Cheniere Energy Inc 15,323,606
55,241 DT Midstream Inc 2,727,248
413,917 Enbridge Inc 15,790,933
39,487 Energy Transfer LP 492,403
67,012 Enterprise Products Partners LP 1,735,611
35,493 Gibson Energy Inc 567,258
70,482 Keyera Corp 1,543,146
204,505 Kinder Morgan Inc 3,580,883
71,214 ONEOK Inc 4,524,938
202,339 Pembina Pipeline Corp 6,554,496
135,015 Targa Resources Corp 9,849,344
134,016 TC Energy Corp 5,212,890
405,612 Williams Cos Inc/The 12,111,574
Total Oil, Gas & Consumable Fuels 80,014,330

Shares Description (1) Value
Transportation Infrastructure - 23.2%
115,907 Aena SME SA, 144A (2) $ 18,743,120
29,660 Aeroports de Paris 4,234,312
1,383,139 Atlas Arteria Ltd 5,839,589
2,254,037 Auckland International Airport Ltd (2) 12,266,429
899,689 China Merchants Port Holdings Co Ltd 1,381,195
331,317 Enav SpA, 144A 1,386,677
41,835 Flughafen Zurich AG (2) 7,664,835
40,256 Fraport AG Frankfurt Airport Services Worldwide (2) 2,029,298
535,621 Getlink SE 8,821,472
64,030 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 5,731,325
38,597 Grupo Aeroportuario del Pacifico SAB de CV, ADR 7,530,661
16,425 Grupo Aeroportuario del Sureste SAB de CV, ADR 5,033,770
326,595 International Container Terminal Services Inc 1,282,339
135,700 Japan Airport Terminal Co Ltd (2) 6,778,590
174,738 Kamigumi Co Ltd 3,670,948
459,570 Port of Tauranga Ltd 1,797,548
913,711 Qube Holdings Ltd 1,764,355
2,694,103 Transurban Group 25,724,324
Total Transportation Infrastructure 121,680,787
Water Utilities - 2.2%
33,647 American Water Works Co Inc 4,928,949
192,247 Severn Trent PLC 6,829,176
Total Water Utilities 11,758,125
Total Common Stocks (cost $389,986,503) 485,512,778
Shares Description (1) Value
X 23,664,085 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 4.5%
X 23,664,085
Data Center REITs - 0.6%
229 Digital Realty Trust Inc   $ 22,513
4,160 Equinix Inc   2,999,526
Total Data Center REITs 3,022,039
Health Care REITs - 0.2%
342,710 Parkway Life Real Estate Investment Trust   1,028,501
Total Health Care REITs 1,028,501
Telecom Tower REITs - 3.7%
41,868 American Tower Corp   8,555,307
13,497 Crown Castle Inc   1,806,439
35,438 SBA Communications Corp   9,251,799
Total Telecom Tower REITs 19,613,545
Total Real Estate Investment Trust Common Stocks (cost $23,002,154) 23,664,085

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 2,198,754 INVESTMENT COMPANIES - 0.4%
X 2,198,754
568,418 3i Infrastructure PLC $ 2,198,754
Total Investment Companies (cost $2,252,166) 2,198,754
Total Long-Term Investments (cost $415,240,823) 511,375,617
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.0%
10,724,678 REPURCHASE AGREEMENTS - 2.0%
X 10,724,678
$ 10,725 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$10,725,965, collateralized by $12,552,500, U.S.
Treasury Note, 1.000%, due 07/31/28, value
$10,939,175
1.440% 4/03/23 $ 10,724,678
Total Repurchase Agreements (cost $10,724,678) 10,724,678
Total Short-Term Investments (cost $10,724,678) 10,724,678
Total Investments (cost $ 425,965,501 ) - 99 .5% 522,100,295
Other Assets & Liabilities, Net -  0.5% 2,478,458
Net Assets - 100% $ 524,578,753
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 256,733,824 $ 228,778,954 $ – $ 485,512,778
Real Estate Investment Trust Common
Stocks 22,635,584 1,028,501 – 23,664,085
Investment Companies – 2,198,754 – 2,198,754
Short-Term Investments:
Repurchase Agreements – 10,724,678 – 10,724,678
Total
$ 279,369,408 $ 242,730,887 $ – $ 522,100,295
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen Real Asset Income Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Principal
Amount (000) (1) Description (2) Coupon Maturity Ratings (3) Value
LONG-TERM INVESTMENTS - 96.6%
X 305,643,550 CORPORATE BONDS - 25.3%
X 305,643,550
Air Freight & Logistics - 0.2%
$ 2,300 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB $ 2,056,545
Total Air Freight & Logistics 2,056,545
Building Products - 0.3%
3,730 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 3,654,794
Total Building Products 3,654,794
Capital Markets - 0.2%
2,700 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 2,110,029
Total Capital Markets 2,110,029
Commercial Services & Supplies - 0.8%
1,500 Clean Harbors Inc, 144A 5.125% 7/15/29 BB+ 1,428,972
2,660 Clean Harbors Inc, 144A 4.875% 7/15/27 BB+ 2,565,591
1,570 Covanta Holding Corp, 144A 4.875% 12/01/29 B 1,396,892
4,240 Waste Connections Inc 4.200% 1/15/33 BBB+ 4,069,281
Total Commercial Services & Supplies 9,460,736
Construction & Engineering - 0.1%
200 GMR Hyderabad International Airport Ltd, 144A 5.375% 4/10/24 BB+ 197,500
1,500 IHS Netherlands Holdco BV, 144A 8.000% 9/18/27 B+ 1,324,590
Total Construction & Engineering 1,522,090
Diversified REITs - 0.3%
3,500 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 BBB+ 3,272,496
Total Diversified REITs 3,272,496
Diversified Telecommunication Services - 0.7%
2,700 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B1 2,172,771
3,280 Cellnex Finance Co SA, 144A 3.875% 7/07/41 BBB- 2,409,061
2,750 Frontier Communications Holdings LLC, 144A (4) 6.000% 1/15/30 BB- 2,091,499
1,030 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 977,254
865 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 824,362
Total Diversified Telecommunication Services 8,474,947
Electric Utilities - 4.1%
1,807 Acwa Power Management And Investments One Ltd,
144A
5.950% 12/15/39 BBB- 1,714,327
2,615 AEP Transmission Co LLC 5.400% 3/15/53 A2 2,723,826
650 AES Panama Generation Holdings SRL, 144A 4.375% 5/31/30 Baa3 559,000
1,500 Cikarang Listrindo Tbk PT, 144A 4.950% 9/14/26 BB+ 1,428,750
1,825 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 1,574,062
800 Consorcio Transmantaro SA, 144A 5.200% 4/11/38 BBB 736,000
1,400 EUR EDP - Energias de Portugal SA , Reg S 4.496% 4/30/79 BB+ 1,500,451
2,000 EUR EDP - Energias de Portugal SA , Reg S 5.943% 4/23/83 BB+ 2,125,620
3,775 EDP Finance BV, 144A 6.300% 10/11/27 BBB 3,907,520
625 Electricidad Firme de Mexico Holdings SA de CV, 144A 4.900% 11/20/26 Ba2 545,737
1,200 Empresa de Transmision Electrica SA, 144A 5.125% 5/02/49 Baa2 962,999
5,700,000 COP Empresas Publicas de Medellin ESP, 144A 8.375% 11/08/27 Baa3 930,329
475 Israel Electric Corp Ltd, 144A , Reg S 3.750% 2/22/32 BBB+ 414,662
7,000 ITC Holdings Corp, 144A 4.950% 9/22/27 BBB+ 7,040,846
1,500 Lamar Funding Ltd, 144A 3.958% 5/07/25 BB+ 1,425,000
1,075 LLPL Capital Pte Ltd, 144A 6.875% 2/04/39 Baa3 952,250

Principal
Amount (000)(1)   Description (2) Coupon Maturity Ratings (3) Value
Electric Utilities (continued)
$ 3,000 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 A- $ 3,051,906
2,681 GBP NGG Finance PLC , Reg S 5.625% 6/18/73 BBB- 3,207,400
2,005 NRG Energy Inc, 144A 7.000% 3/15/33 BBB- 2,077,020
1,500 NRG Energy Inc, 144A 3.625% 2/15/31 BB+ 1,202,654
3,600 Pacific Gas and Electric Co 6.150% 1/15/33 BBB 3,694,942
905 Pattern Energy Operations LP / Pattern Energy
Operations Inc, 144A
4.500% 8/15/28 BB- 827,933
1,000 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 Ba3 840,493
3,250 Southern Co Gas Capital Corp 5.150% 9/15/32 BBB+ 3,277,172
3,000 WEC Energy Group Inc 5.150% 10/01/27 BBB+ 3,052,249
Total Electric Utilities 49,773,148
Energy Equipment & Services - 0.1%
1,000 Galaxy Pipeline Assets Bidco Ltd, 144A 3.250% 9/30/40 Aa2 786,459
Total Energy Equipment & Services 786,459
Financial Services - 0.5%
947 Cometa Energia SA de CV, 144A 6.375% 4/24/35 Baa3 893,753
725 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 B 702,937
550 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 BBB- 475,767
1,815 Minejesa Capital BV, 144A 5.625% 8/10/37 Baa3 1,417,866
15,306 BRL Swiss Insured Brazil Power Finance Sarl, 144A 9.850% 7/16/32 AAA 2,665,093
Total Financial Services 6,155,416
Gas Utilities - 0.8%
2,810 CAD AltaGas Ltd 5.250% 1/11/82 BB+ 1,673,109
3,065 CAD AltaGas Ltd 7.350% 8/17/82 BB+ 2,196,300
1,775 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 1,661,844
1,975 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 1,688,625
2,550 National Gas Co of Trinidad & Tobago Ltd, 144A 6.050% 1/15/36 BBB- 2,267,868
700 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 625,007
Total Gas Utilities 10,112,753
Ground Transportation - 0.1%
500 Rumo Luxembourg Sarl, 144A 4.200% 1/18/32 Ba2 400,000
800 Transnet SOC Ltd, 144A 8.250% 2/06/28 BB- 795,936
Total Ground Transportation 1,195,936
Health Care Providers & Services - 0.7%
830 Encompass Health Corp 4.750% 2/01/30 B+ 754,632
2,170 Encompass Health Corp 4.625% 4/01/31 B+ 1,895,593
2,300 Tenet Healthcare Corp, 144A 6.125% 6/15/30 BB- 2,268,950
3,925 Tenet Healthcare Corp (4) 6.125% 10/01/28 B+ 3,761,798
Total Health Care Providers & Services 8,680,973
Health Care REITs - 0.5%
1,455 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 BB+ 1,244,025
1,435 Healthpeak Properties Interim Inc 5.250% 12/15/32 BBB+ 1,439,183
3,595 Welltower OP LLC 3.850% 6/15/32 BBB+ 3,175,384
Total Health Care REITs 5,858,592
Hotel & Resort REITs - 0.4%
1,370 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 1,254,101
1,430 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 1,194,226
1,195 VICI Properties LP / VICI Note Co Inc, 144A 4.500% 1/15/28 BBB- 1,106,627
1,140 XHR LP, 144A 4.875% 6/01/29 B+ 966,820
Total Hotel & Resort REITs 4,521,774

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Principal
Amount (000)(1)   Description (2) Coupon Maturity Ratings (3) Value
Hotels, Restaurants & Leisure - 0.5%
$ 2,375 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ $ 2,293,870
2,250 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 BB+ 1,970,325
1,605 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 1,425,538
1,065 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 906,581
Total Hotels, Restaurants & Leisure 6,596,314
Independent Power And Renewable Electricity Producers - 1.6%
1,194 Alfa Desarrollo SpA2021 1, 144A 4.550% 9/27/51 BBB- 875,610
1,720 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 1,543,700
628 Azure Power Energy Ltd, 144A 3.575% 8/19/26 BB 476,735
1,350 Calpine Corp, 144A 3.750% 3/01/31 BB+ 1,138,690
1,460 CAD Capital Power Corp 7.950% 9/09/82 BB 1,058,870
3,570 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 BB 2,966,960
1,000 Constellation Energy Generation LLC 5.600% 3/01/28 BBB 1,029,104
500 Constellation Energy Generation LLC 5.800% 3/01/33 BBB 515,698
1,300 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 BBB- 780,571
1,500 Kallpa Generacion SA, 144A 4.125% 8/16/27 Baa3 1,392,090
585 NextEra Energy Operating Partners LP, 144A 4.500% 9/15/27 Ba1 558,499
3,315 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 2,972,512
1,311 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 983,667
2,900 Vistra Operations Co LLC, 144A 5.125% 5/13/25 BBB- 2,826,124
Total Independent Power And Renewable Electricity Producers 19,118,830
Industrial REITs - 0.9%
11,000 Prologis LP 4.625% 1/15/33 A 10,871,163
Total Industrial REITs 10,871,163
Machinery - 0.3%
2,335 Chart Industries Inc, 144A 7.500% 1/01/30 Ba3 2,412,569
1,485 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 1,405,181
Total Machinery 3,817,750
Media - 0.9%
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 955,000
4,600 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB+ 3,761,972
1,225 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 BBB- 1,109,482
1,500 Lamar Media Corp 3.625% 1/15/31 BB 1,290,000
4,600 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 3,752,289
Total Media 10,868,743
Office REITs - 0.4%
1,770 Alexandria Real Estate Equities Inc 5.150% 4/15/53 BBB+ 1,621,744
2,785 Alexandria Real Estate Equities Inc 4.750% 4/15/35 BBB+ 2,609,905
Total Office REITs 4,231,649
Oil, Gas & Consumable Fuels - 5.2%
800 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
7.875% 5/15/26 BB 814,593
915 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 870,793
1,270 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 1,092,200
2,735 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 BB 2,634,926
1,820 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 1,585,566
1,500 DT Midstream Inc 4.300% 4/15/32 N/R 1,343,772
200 Energean Israel Finance Ltd, 144A , Reg S 5.875% 3/30/31 BB- 174,965

Principal
Amount (000)(1)   Description (2) Coupon Maturity Ratings (3) Value
Oil, Gas & Consumable Fuels (continued)
$ 424 Energean Israel Finance Ltd, 144A , Reg S 5.375% 3/30/28 BB- $ 379,965
3,025 Energy Transfer LP 5.550% 2/15/28 BBB- 3,071,751
1,500 EnLink Midstream LLC 5.375% 6/01/29 BBB- 1,443,750
1,200 EnLink Midstream LLC, 144A 5.625% 1/15/28 BBB- 1,176,000
1,215 EQM Midstream Partners LP 5.500% 7/15/28 BB 1,103,597
590 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 571,563
1,300 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 1,079,000
1,105 CAD Gibson Energy Inc 5.250% 12/22/80 BB 690,643
1,620 Hess Midstream Operations LP, 144A 5.500% 10/15/30 BB+ 1,506,382
1,445 CAD Keyera Corp 6.875% 6/13/79 BB 1,023,625
4,575 Kinder Morgan Inc (4) 4.800% 2/01/33 BBB 4,414,079
3,470 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 3,339,875
1,425 Leviathan Bond Ltd, 144A , Reg S 6.750% 6/30/30 BB 1,331,147
2,785 MPLX LP 5.650% 3/01/53 BBB 2,678,252
4,750 MPLX LP 5.000% 3/01/33 BBB 4,648,209
1,350 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B 1,302,593
300 Oleoducto Central SA, 144A 4.000% 7/14/27 Baa3 256,566
2,715 ONEOK Inc 6.100% 11/15/32 BBB 2,810,691
3,833 CAD Pembina Pipeline Corp 4.800% 1/25/81 BB+ 2,358,564
1,000 Peru LNG Srl, 144A 5.375% 3/22/30 B+ 799,191
275 Promigas SA ESP / Gases del Pacifico SAC, 144A 3.750% 10/16/29 Baa3 216,869
2,345 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 BB+ 2,120,748
1,190 Sunoco LP / Sunoco Finance Corp 5.875% 3/15/28 BB+ 1,142,400
3,000 Targa Resources Corp 6.125% 3/15/33 BBB- 3,106,544
1,350 Targa Resources Corp 6.250% 7/01/52 BBB- 1,330,820
425 CAD Transcanada Trust 4.200% 3/04/81 BBB- 251,978
849 Tullow Oil PLC, 144A 10.250% 5/15/26 B- 654,579
1,500 Venture Global Calcasieu Pass LLC, 144A 4.125% 8/15/31 BB+ 1,317,870
5,000 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 BB+ 5,037,500
1,175 Western Midstream Operating LP 4.300% 2/01/30 BBB- 1,069,597
1,000 Williams Cos Inc/The 5.400% 3/02/26 BBB 1,018,759
600 Williams Cos Inc/The 5.650% 3/15/33 BBB 619,632
Total Oil, Gas & Consumable Fuels 62,389,554
Real Estate Management & Development - 0.2%
2,775 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 BB 2,413,893
Total Real Estate Management & Development 2,413,893
Residential REITs - 0.5%
4,360 AvalonBay Communities Inc 5.000% 2/15/33 A- 4,422,963
1,435 Sun Communities Operating LP 5.700% 1/15/33 BBB 1,435,941
Total Residential REITs 5,858,904
Retail REITs - 1.2%
4,005 Agree LP 4.800% 10/01/32 Baa1 3,858,685
9,000 Kimco Realty OP LLC 4.600% 2/01/33 BBB+ 8,439,128
3,260 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 2,751,579
Total Retail REITs 15,049,392
Specialized REITs - 1.9%
2,250 American Tower Corp 5.650% 3/15/33 BBB+ 2,315,875
2,250 American Tower Corp 5.500% 3/15/28 BBB+ 2,293,947
5,750 Crown Castle Inc 5.000% 1/11/28 BBB+ 5,795,521
3,750 Digital Realty Trust LP 5.550% 1/15/28 BBB 3,735,467
3,000 Extra Space Storage LP 5.700% 4/01/28 BBB 3,020,341
2,195 Iron Mountain Information Management Services Inc,
144A
5.000% 7/15/32 BB- 1,884,915

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Principal
Amount (000)(1)   Description (2) Coupon Maturity Ratings (3) Value
Specialized REITs (continued)
$ 5,025 SBA Communications Corp 3.125% 2/01/29 BB $ 4,371,449
Total Specialized REITs 23,417,515
Specialty Retail - 0.1%
1,380 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 1,154,508
Total Specialty Retail 1,154,508
Trading Companies & Distributors - 0.6%
3,300 Ashtead Capital Inc, 144A 5.550% 5/30/33 BBB 3,260,759
4,465 United Rentals North America Inc, 144A 6.000% 12/15/29 BBB- 4,526,483
Total Trading Companies & Distributors 7,787,242
Transportation Infrastructure - 0.7%
875 Aeropuerto Internacional de Tocumen SA, 144A 4.000% 8/11/41 BBB 697,669
400 Aeropuerto Internacional de Tocumen SA, 144A 5.125% 8/11/61 BBB 309,879
2,810 Aeropuertos Dominicanos Siglo XXI SA, 144A 6.750% 3/30/29 BB 2,753,800
996 Autopistas del Sol SA/Costa Rica, 144A 7.375% 12/30/30 B 893,055
1,700 DP World Ltd/United Arab Emirates, 144A 5.625% 9/25/48 Baa2 1,640,874
525 ENA Master Trust, 144A 4.000% 5/19/48 BBB 394,115
1,800 Mexico City Airport Trust, 144A 4.250% 10/31/26 BBB 1,728,000
Total Transportation Infrastructure 8,417,392
Wireless Telecommunication Services - 0.5%
475 CT Trust, 144A 5.125% 2/03/32 Ba1 397,376
875 Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 Baa3 782,031
2,900 Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC /
Sprint Spectrum Co III LLC, 144A
5.152% 3/20/28 A1 2,881,513
1,000 Telefonica Moviles Chile SA, 144A 3.537% 11/18/31 BBB+ 797,400
1,150 T-Mobile USA Inc 5.050% 7/15/33 BBB- 1,155,693
Total Wireless Telecommunication Services 6,014,013
Total Corporate Bonds (cost $327,124,658) 305,643,550
Shares Description (2) Value
X 269,937,658 COMMON STOCKS - 22.3%
X 269,937,658
Diversified Telecommunication Services - 0.6%
660,563 HKT Trust & HKT Ltd $ 876,883
9,755,103 NetLink NBN Trust 6,312,178
Total Diversified Telecommunication Services 7,189,061
Electric Utilities - 5.0%
719,669 CK Infrastructure Holdings Ltd 3,915,630
636,341 CLP Holdings Ltd 4,598,281
742,733 Contact Energy Ltd 3,603,715
89,143 Emera Inc 3,662,019
152,350 Endesa SA 3,309,012
1,675,387 Enel SpA 10,218,096
57,604 OGE Energy Corp 2,169,367
20,985 Pinnacle West Capital Corp 1,662,851
818,752 Power Assets Holdings Ltd 4,392,457
346,515 Red Electrica Corp SA 6,097,384
109,798 Southern Co/The 7,639,745
437,304 SSE PLC 9,757,930
Total Electric Utilities 61,026,487
Financial Services - 0.2%
2,751,281 Sdcl Energy Efficiency Income Trust PLC 2,850,942
Total Financial Services 2,850,942

Shares Description (2) Value
Gas Utilities - 1.8%
29,833 AltaGas Ltd $ 497,327
827,087 APA Group 5,618,579
198,196 Enagas SA 3,808,472
633,977 Hong Kong & China Gas Co Ltd 558,161
73,403 Italgas SpA 447,709
16,361 Naturgy Energy Group SA 492,524
1,934,294 Snam SpA 10,255,693
Total Gas Utilities 21,678,465
Ground Transportation - 0.2%
1,009,617 Aurizon Holdings Ltd 2,274,022
Total Ground Transportation 2,274,022
Health Care Providers & Services - 0.2%
325,763 Sienna Senior Living Inc 2,588,749
Total Health Care Providers & Services 2,588,749
Household Durables - 0.1%
49,732 Persimmon PLC 772,224
Total Household Durables 772,224
Independent Power And Renewable Electricity Producers - 0.8%
1,254 Canadian Solar Infrastructure Fund Inc 1,157,319
86,181 Capital Power Corp 2,655,255
142,908 Clearway Energy Inc, Class A 4,291,527
32,396 NextEra Energy Partners LP 1,968,057
Total Independent Power And Renewable Electricity Producers 10,072,158
Industrial Conglomerates - 0.0%
507,877 NWS Holdings Ltd 454,680
Total Industrial Conglomerates 454,680
Media - 0.1%
184,034 SES SA 1,208,177
Total Media 1,208,177
Multi-Utilities - 2.9%
116,847 ACEA SpA 1,597,694
161,615 Canadian Utilities Ltd, Class A 4,503,456
117,105 Dominion Energy Inc 6,547,340
282,477 E.ON SE 3,523,821
194,618 Engie SA 3,079,769
180,732 National Grid PLC, Sponsored ADR 12,287,969
801,736 REN - Redes Energeticas Nacionais SGPS SA 2,348,206
392,184 Vector Ltd 994,318
Total Multi-Utilities 34,882,573
Oil, Gas & Consumable Fuels - 7.0%
87,804 DT Midstream Inc 4,334,884
404,342 Enbridge Inc 15,425,647
95,702 Energy Transfer LP 1,193,404
231,018 Enterprise Products Partners LP 5,983,366
243,875 Gibson Energy Inc 3,897,669
104,555 Keyera Corp 2,289,147
495,748 Kinder Morgan Inc 8,680,548
14,823 Magellan Midstream Partners LP 804,296
125,835 ONEOK Inc 7,995,556
369,701 Pembina Pipeline Corp 11,975,960
109,512 Plains GP Holdings LP, Class A (4) 1,436,797

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares Description (2) Value
Oil, Gas & Consumable Fuels (continued)
45,162 TC Energy Corp $ 1,756,690
611,550 Williams Cos Inc/The 18,260,883
Total Oil, Gas & Consumable Fuels 84,034,847
Real Estate Management & Development - 1.7%
566,120 Amot Investments Ltd 2,872,759
1,076,080 Capitaland India Trust 883,104
845,807 CK Asset Holdings Ltd 5,127,847
645,122 Hysan Development Co Ltd 1,833,933
1,854,433 Sino Land Co Ltd 2,507,788
487,058 Sun Hung Kai Properties Ltd 6,823,486
2,186 Swire Properties Ltd 5,626
Total Real Estate Management & Development 20,054,543
Transportation Infrastructure - 1.6%
1,391,654 Atlas Arteria Ltd 5,875,539
991,947 China Merchants Port Holdings Co Ltd 1,522,829
906,865 COSCO SHIPPING Ports Ltd 606,400
1,164,643 Dalrymple Bay Infrastructure Ltd 2,088,373
499,875 Enav SpA, 144A 2,092,151
14,703 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 1,316,065
30,062 Grupo Aeroportuario del Pacifico SAB de CV, ADR 5,865,397
Total Transportation Infrastructure 19,366,754
Water Utilities - 0.1%
137,342 Pennon Group PLC 1,483,976
Total Water Utilities 1,483,976
Total Common Stocks (cost $244,055,617) 269,937,658
Shares Description (2) Value
X 262,309,494 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 21.7%
X 262,309,494
Data Center REITs - 0.2%
23,620 Digital Realty Trust Inc   $ 2,322,082
Total Data Center REITs 2,322,082
Diversified REITs - 2.4%
967,242 Abacus Property Group   1,690,819
138,139 American Assets Trust Inc   2,568,004
42,941 Armada Hoffler Properties Inc   507,133
182,708 Broadstone Net Lease Inc   3,107,863
502,768 Charter Hall Long Wale REIT   1,414,246
838 Hulic Reit Inc   945,937
79,398 ICADE   3,738,522
1,577,563 LXI REIT Plc   1,920,307
192,025 Merlin Properties Socimi SA   1,680,113
10,408 Star Asia Investment Corp   4,303,645
1,565,872 Stockland   4,193,081
663,738 Stride Property Group   543,696
24,090 WP Carey Inc   1,865,770
Total Diversified REITs 28,479,136
Health Care REITs - 2.1%
5,089,321 Assura PLC   3,067,520
23,977 Cofinimmo SA   2,124,886
364,521 Healthpeak Properties Inc   8,008,526
232,770 Omega Healthcare Investors Inc   6,380,226
264,539 Physicians Realty Trust   3,949,567
136,412 Sabra Health Care REIT Inc   1,568,738
Total Health Care REITs 25,099,463

Shares Description (2) Value
Hotel & Resort REITs - 0.5%
365,080 Apple Hospitality REIT Inc   $ 5,666,042
Total Hotel & Resort REITs 5,666,042
Industrial REITs - 0.1%
1,086,020 FIBRA Macquarie Mexico   1,723,650
Total Industrial REITs 1,723,650
Industrial REITs - 4.0%
545,410 CapitaLand Ascendas REIT   1,176,019
1,315,947 Centuria Industrial REIT   2,658,494
563,264 Dexus Industria REIT   1,002,125
242,825 Dream Industrial Real Estate Investment Trust   2,641,160
1,586,126 Frasers Logistics & Commercial Trust   1,565,537
117,068 Intervest Offices & Warehouses NV   2,221,804
1,067,544 LondonMetric Property PLC   2,325,448
445,573 LXP Industrial Trust   4,593,857
1,860,823 Mapletree Industrial Trust   3,322,330
6,276,066 Mapletree Logistics Trust   8,095,899
841,535 Nexus Industrial REIT   6,071,007
4,538 STAG Industrial Inc   153,475
2,752,390 TF Administradora Industrial S de RL de CV   5,078,633
1,809,281 Tritax Big Box REIT PLC   3,130,743
2,622,975 Urban Logistics REIT PLC   4,141,696
Total Industrial REITs 48,178,227
Mortgage REITs - 0.3%
37,283 Blackstone Mortgage Trust Inc, Class A   665,502
92,761 KKR Real Estate Finance Trust Inc   1,056,548
102,302 Starwood Property Trust Inc   1,809,722
Total Mortgage REITs 3,531,772
Multi-Family Residential REITs - 1.0%
213,529 Apartment Income REIT Corp   7,646,473
4,681 Centerspace   255,723
54,045 Equity Residential   3,242,700
3,970,455 Home Reit PLC  (5) 1,395,916
Total Multi-Family Residential REITs 12,540,812
Office REITs - 1.4%
21,325 Boston Properties Inc   1,154,109
638,745 Centuria Office REIT   613,196
13,589 Covivio SA/France   790,474
700,861 Cromwell Property Group   260,968
205,116 Easterly Government Properties Inc   2,818,294
42,189 Gecina SA   4,379,237
56,586 Highwoods Properties Inc   1,312,229
106,303 NSI NV   2,674,626
194,854 Piedmont Office Realty Trust Inc, Class A   1,422,434
101,105 Postal Realty Trust Inc, Class A   1,538,818
Total Office REITs 16,964,385
Other Specialized REITs - 2.4%
287,799 Four Corners Property Trust Inc   7,730,281
164,512 Gaming and Leisure Properties Inc   8,564,495
419,572 VICI Properties Inc   13,686,439
Total Other Specialized REITs 29,981,215
Retail REITs - 6.9%
12,004 Acadia Realty Trust   167,456
92,791 Brixmor Property Group Inc   1,996,862
2,108,663 CapitaLand China Trust   1,776,320
2,196,753 CapitaLand Integrated Commercial Trust   3,276,303

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares Description (2) Value
Retail REITs (continued)
770,344 Charter Hall Retail REIT   $ 1,949,430
437,692 Choice Properties Real Estate Investment Trust   4,702,396
372,854 Crombie Real Estate Investment Trust   4,204,436
359,229 CT Real Estate Investment Trust   4,260,777
4,062,930 Fortune Real Estate Investment Trust   3,365,490
1,632,910 Frasers Centrepoint Trust   2,815,697
2,166 Kenedix Retail REIT Corp   3,837,967
236,753 Kimco Realty Corp   4,623,786
803,634 Link REIT   5,167,552
183,631 National Retail Properties Inc   8,107,309
80,549 Realty Income Corp   5,100,363
165,525 RioCan Real Estate Investment Trust   2,497,266
420,192 RPT Realty   3,996,026
14,939 Saul Centers Inc   582,621
2,375,399 Scentre Group   4,397,061
62,814 Simon Property Group Inc   7,033,284
73,408 Spirit Realty Capital Inc   2,924,575
124,047 Urstadt Biddle Properties Inc, Class A   2,179,506
659,495 Vicinity Ltd   862,518
2,299,992 Waypoint REIT Ltd   4,004,170
Total Retail REITs 83,829,171
Self-Storage REITs - 0.1%
464 CubeSmart   21,446
4,676 Life Storage Inc   612,977
Total Self-Storage REITs 634,423
Telecom Tower REITs - 0.3%
25,098 Crown Castle Inc   3,359,116
Total Telecom Tower REITs 3,359,116
Total Real Estate Investment Trust Common Stocks (cost $269,779,756) 262,309,494
Shares Description (2) Coupon Ratings (3) Value
X 169,191,386 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 14.0%
X 169,191,386
Diversified REITs - 0.3%
127,898 Armada Hoffler Properties Inc 6.750% N/R $ 2,671,789
22,527 Global Net Lease Inc (4) 7.250% BB- 465,183
Total Diversified REITs 3,136,972
Electric Utilities - 2.2%
75,793 CMS Energy Corp 5.875% BBB- 1,828,885
156,513 DTE Energy Co 4.375% BBB- 3,346,248
106,497 Duke Energy Corp (4) 5.750% BBB- 2,710,349
75,527 Duke Energy Corp (4) 5.625% BBB- 1,891,951
39,736 Entergy Arkansas LLC 4.875% A 892,868
21,715 Entergy Mississippi LLC 4.900% A 501,182
15,174 Entergy New Orleans LLC 5.500% BBB 371,915
34,177 Entergy Texas Inc 5.375% BBB- 854,425
98,166 Georgia Power Co 5.000% Baa2 2,462,985
69,424 Integrys Holding Inc (4) 6.000% BBB 1,721,715
29,743 NextEra Energy Capital Holdings Inc (4) 5.650% BBB 764,395
63,321 Southern Co/The (4) 5.250% BBB- 1,546,299
164,081 Southern Co/The 4.950% BBB- 3,708,231
189,730 Southern Co/The 4.200% BBB- 3,794,600
Total Electric Utilities 26,396,048

Shares   Description (2) Coupon Ratings (3) Value
Financial Services - 0.1%
54,570 Brookfield Finance Inc (4) 4.625% BBB $ 839,833
34,569 National Rural Utilities Cooperative Finance Corp 5.500% A3 808,223
Total Financial Services 1,648,056
Gas Utilities - 0.1%
66,638 Spire Inc 5.900% BBB 1,602,644
Total Gas Utilities 1,602,644
Hotel & Resort REITs - 1.4%
36,645 Chatham Lodging Trust 6.625% N/R 751,223
103,926 DiamondRock Hospitality Co 8.250% N/R 2,704,155
148,359 Pebblebrook Hotel Trust 6.300% N/R 2,789,149
66,425 Pebblebrook Hotel Trust 6.375% N/R 1,236,833
86,815 Pebblebrook Hotel Trust 5.700% N/R 1,415,085
24,841 RLJ Lodging Trust 1.950% N/R 622,515
111,257 Summit Hotel Properties Inc 6.250% N/R 2,107,208
58,489 Summit Hotel Properties Inc 5.875% N/R 1,035,840
102,909 Sunstone Hotel Investors Inc 5.700% N/R 1,971,736
92,730 Sunstone Hotel Investors Inc 6.125% N/R 1,876,855
Total Hotel & Resort REITs 16,510,599
Independent Power And Renewable Electricity Producers - 0.4%
91,337 Brookfield BRP Holdings Canada Inc 4.625% BBB- 1,402,023
168,544 Brookfield Renewable Partners LP 5.250% BBB- 3,327,058
Total Independent Power And Renewable Electricity Producers 4,729,081
Industrial REITs - 0.4%
31,987 Rexford Industrial Realty Inc 5.875% BBB- 727,704
193,080 Rexford Industrial Realty Inc 5.625% BBB- 4,201,402
Total Industrial REITs 4,929,106
Multi-Utilities - 2.0%
55,433 BIP Bermuda Holdings I Ltd 5.125% BBB- 1,016,087
28,908 Brookfield Infrastructure Finance ULC 5.000% BBB- 527,571
151,499 Brookfield Infrastructure Partners LP 5.125% BBB- 2,834,546
45,513 Brookfield Infrastructure Partners LP (4) 5.000% BBB- 845,632
143,551 CMS Energy Corp 4.200% BBB- 2,849,487
104,797 CMS Energy Corp (4) 5.875% BBB- 2,545,519
43,815 CMS Energy Corp 5.625% BBB- 1,062,514
81,200 DTE Energy Co (4) 5.250% BBB- 1,870,036
149,398 DTE Energy Co 4.375% BBB- 2,965,550
63,817 NiSource Inc 6.500% BBB- 1,531,608
246,540 Sempra Energy 5.750% BBB- 6,099,400
Total Multi-Utilities 24,147,950
Office REITs - 0.7%
51,568 City Office REIT Inc 6.625% N/R 911,206
190,568 Hudson Pacific Properties Inc 4.750% Ba1 1,905,680
35,828 SL Green Realty Corp 6.500% BB 667,476
190,320 Vornado Realty Trust 5.250% Ba1 2,573,126
66,081 Vornado Realty Trust 4.450% Ba1 752,663
134,614 Vornado Realty Trust 5.250% Ba1 1,749,982
Total Office REITs 8,560,133
Oil, Gas & Consumable Fuels - 0.0%
25,659 NuStar Energy LP 10.820% B2 611,967
Total Oil, Gas & Consumable Fuels 611,967

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares   Description (2) Coupon Ratings (3) Value
Real Estate Management & Development - 0.5%
167,486 Brookfield Property Partners LP 5.750% BB $ 2,085,201
128,313 Brookfield Property Partners LP 6.500% BB 2,041,460
98,395 Brookfield Property Partners LP 6.375% BB 1,483,796
1,781 DigitalBridge Group Inc 7.125% N/R 33,483
Total Real Estate Management & Development 5,643,940
Residential REITs - 1.0%
70,380 American Homes 4 Rent 6.250% BB+ 1,709,530
172,373 American Homes 4 Rent 5.875% BB+ 4,052,489
212,234 Centerspace 6.625% N/R 5,178,510
4,926 Mid-America Apartment Communities Inc 8.500% BBB 274,181
40,164 UMH Properties Inc 6.375% N/R 878,788
Total Residential REITs 12,093,498
Retail REITs - 2.2%
314,322 Agree Realty Corp 4.250% Baa2 5,532,067
149,705 Federal Realty Investment Trust 5.000% Baa2 3,184,225
136,535 Kimco Realty Corp 5.125% Baa2 2,680,182
212,088 Kimco Realty Corp 5.250% Baa2 4,305,387
47,515 Saul Centers Inc 6.125% N/R 1,021,097
67,560 Saul Centers Inc 6.000% N/R 1,496,454
126,237 SITE Centers Corp 6.375% BB+ 2,958,995
69,214 Spirit Realty Capital Inc 6.000% Baa3 1,600,228
85,225 Urstadt Biddle Properties Inc 6.250% N/R 1,852,792
83,262 Urstadt Biddle Properties Inc 5.875% N/R 1,721,858
Total Retail REITs 26,353,285
Specialized REITs - 2.7%
147,335 Digital Realty Trust Inc 5.200% Baa3 3,167,703
118,977 Digital Realty Trust Inc 5.850% Baa3 2,761,456
127,706 Digital Realty Trust Inc 5.250% Baa3 2,744,402
118,123 National Storage Affiliates Trust 6.000% N/R 2,718,010
31,249 Public Storage (4) 5.600% A3 795,287
67,896 Public Storage 4.700% A3 1,464,517
62,858 Public Storage 3.875% A3 1,144,016
47,192 Public Storage 5.050% A3 1,111,372
57,144 Public Storage 4.750% A3 1,243,453
85,851 Public Storage 3.900% A3 1,565,064
51,023 Public Storage 4.125% A3 946,987
53,762 Public Storage (4) 5.150% A3 1,288,675
99,081 Public Storage 4.100% A3 1,833,989
94,547 Public Storage 4.625% A3 1,976,032
120,369 Public Storage (4) 4.000% A3 2,223,215
106,879 Public Storage 4.000% A3 1,977,261
72,821 Public Storage 3.950% A3 1,317,332
116,942 Public Storage 4.875% A3 2,549,336
Total Specialized REITs 32,828,107
Total $25 Par (or similar) Retail Preferred (cost $197,349,157) 169,191,386
Principal
Amount (000)
(1) Description (2) Coupon Maturity Ratings (3) Value
X 118,949,383 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 9.8%
X 118,949,383
Electric Utilities - 2.9%
$ 3,315 American Electric Power Co Inc 3.875% 2/15/62 BBB $ 2,640,931
1,620 CMS Energy Corp 3.750% 12/01/50 BBB- 1,214,012
1,800 ComEd Financing III 6.350% 3/15/33 Baa2 1,800,915
5,340 Duke Energy Corp (4) 4.875% N/A (6) BBB- 5,124,264
2,980 Edison International 5.000% N/A (6) BB+ 2,468,916

Principal
Amount (000)
(1) Description (2) Coupon Maturity Ratings (3) Value
Electric Utilities (continued)
$ 1,875 Edison International 5.375% N/A (6) BB+ $ 1,658,121
2,000 GBP Electricite de France SA , Reg S 5.875% N/A (6) BBB- 2,041,952
4,530 Emera Inc 6.750% 6/15/76 BB+ 4,220,983
3,925 Enel SpA, 144A 8.750% 9/24/73 BBB- 3,893,714
5,450 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 4,796,361
1,785 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 1,472,625
335 PPL Capital Funding Inc 7.828% 3/30/67 BBB 289,666
1,002 Southern California Edison Co (3-Month LIBOR reference rate + 4.199% spread) (7)
4.516% N/A (6) Baa3 976,950
2,725 Southern Co/The 4.000% 1/15/51 BBB- 2,500,017
Total Electric Utilities 35,099,427
Financial Services - 0.2%
560 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 A3 519,544
2,887 Transcanada Trust 5.625% 5/20/75 BBB- 2,685,086
Total Financial Services 3,204,630
Ground Transportation - 0.2%
2,140 BNSF Funding Trust I 6.613% 12/15/55 A 2,012,756
Total Ground Transportation 2,012,756
Independent Power And Renewable Electricity Producers - 0.3%
1,695 GBP SSE PLC , Reg S 3.740% N/A (6) BBB- 1,908,392
1,073 Vistra Corp, 144A 8.000% N/A (6) Ba3 1,002,247
570 Vistra Corp, 144A 7.000% N/A (6) Ba3 501,600
Total Independent Power And Renewable Electricity Producers 3,412,239
Marine Transportation - 0.1%
1,995 Royal Capital BV , Reg S 4.875% N/A (6) N/R 1,932,796
Total Marine Transportation 1,932,796
Multi-Utilities - 2.3%
6,860 CenterPoint Energy Inc 6.125% N/A (6) BBB- 6,491,275
3,755 CMS Energy Corp 4.750% 6/01/50 BBB- 3,244,245
3,150 Dominion Energy Inc (4) 4.650% N/A (6) BBB- 2,767,401
2,895 Dominion Energy Inc 5.750% 10/01/54 BBB- 2,722,628
3,395 Dominion Energy Inc 4.350% N/A (6) BBB- 2,808,520
2,569 NiSource Inc 5.650% N/A (6) BBB- 2,414,860
3,495 Sempra Energy 4.125% 4/01/52 BBB- 2,815,625
4,770 Sempra Energy 4.875% N/A (6) BBB- 4,467,409
Total Multi-Utilities 27,731,963
Oil, Gas & Consumable Fuels - 3.8%
3,055 Enbridge Inc 5.750% 7/15/80 BBB- 2,718,012
3,640 Enbridge Inc 7.625% 1/15/83 BBB- 3,550,773
3,427 Enbridge Inc 6.250% 3/01/78 BBB- 3,116,511
6,382 Enbridge Inc 6.000% 1/15/77 BBB- 5,891,831
7,239 Enbridge Inc 5.500% 7/15/77 BBB- 6,377,299
2,723 Energy Transfer LP (3-Month LIBOR reference rate +
3.018% spread) (7)
7.831% 11/01/66 Ba1 1,974,175
1,360 Energy Transfer LP 6.500% N/A (6) BB 1,196,800
6,281 Enterprise Products Operating LLC 5.250% 8/16/77 BBB 5,311,341
4,425 Enterprise Products Operating LLC 5.375% 2/15/78 BBB 3,551,903
1,774 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 BB 1,227,256
2,385 CAD Keyera Corp 5.950% 3/10/81 BB 1,539,406
770 Plains All American Pipeline LP (3-Month LIBOR
reference rate + 4.110% spread) (7)
8.974% N/A (6) BB 681,626
2,460 Transcanada Trust 5.600% 3/07/82 BBB- 2,057,763

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Principal
Amount (000)
(1) Description (2) Coupon Maturity Ratings (3) Value
Oil, Gas & Consumable Fuels (continued)
$ 2,565 Transcanada Trust 5.500% 9/15/79 BBB- $ 2,139,677
3,960 Transcanada Trust 5.875% 8/15/76 BBB- 3,686,799
640 Transcanada Trust 5.300% 3/15/77 BBB- 534,400
Total Oil, Gas & Consumable Fuels 45,555,572
Total $1,000 Par (or similar) Institutional Preferred (cost $131,225,229) 118,949,383
Shares Description (2) Coupon Ratings (3) Value
X 31,591,929 CONVERTIBLE PREFERRED SECURITIES - 2.6%
X 31,591,929
Electric Utilities - 1.4%
95,365 American Electric Power Co Inc 6.125% BBB $ 4,801,627
119,692 NextEra Energy Inc 6.926% BBB 5,547,724
61,682 NextEra Energy Inc 6.219% BBB 3,012,549
30,251 PG&E Corp 5.500% N/R 4,305,625
Total Electric Utilities 17,667,525
Gas Utilities - 0.3%
63,522 Spire Inc (4) 7.500% N/R 3,183,722
Total Gas Utilities 3,183,722
Independent Power And Renewable Electricity Producers - 0.3%
36,582 AES Corp/The 6.875% BB 3,274,455
Total Independent Power And Renewable Electricity Producers 3,274,455
Industrial REITs - 0.1%
18,460 LXP Industrial Trust 6.500% N/R 895,864
Total Industrial REITs 895,864
Multi-Utilities - 0.4%
19,750 Algonquin Power & Utilities Corp 7.750% N/R 589,933
39,118 NiSource Inc 7.750% BBB- 4,086,266
Total Multi-Utilities 4,676,199
Office REITs - 0.0%
18,021 Equity Commonwealth 6.500% N/R 450,345
Total Office REITs 450,345
Retail REITs - 0.1%
30,377 RPT Realty 7.250% BB 1,443,819
Total Retail REITs 1,443,819
Total Convertible Preferred Securities (cost $31,234,833) 31,591,929
Principal
Amount (000) Description (2) Coupon Maturity Ratings (3) Value
X 4,669,768.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.4%
X 4,669,768
$ 550 Alen 2021-ACEN Mortgage Trust, (3-Month LIBOR
reference rate + 4.000% spread), 2021 ACEN, 144A(7)
8.684% 4/15/34 BB- $ 398,551
1,127 Benchmark 2020-B18 Mortgage Trust, 2020 B18, 144A 4.139% 7/15/53 B- 968,990
93 BX Trust 2022-IND, (TSFR1M reference rate + 2.839%
spread), 2022 IND, 144A(7)
7.499% 4/15/37 Baa3 87,696
200 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 N/R 139,714
453 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463% 8/10/48 BBB- 364,001
150 GS Mortgage Securities Corp II, 2018 GS10, 144A 5.067% 3/10/33 B- 122,412
400 GS Mortgage Securities Corp Trust 2017-SLP, 2017 SLP,
144A
4.599% 10/10/32 B 373,661
275 GS Mortgage Securities Trust 2016-GS4, 2016 GS4 3.954% 11/10/49 A- 227,998

Investments in Derivatives
Principal
Amount (000) Description (2) Coupon Maturity Ratings (3) Value
X4,669,768.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 524 JPMBB Commercial Mortgage Securities Trust 2014-
C22, 2014 C22
4.548% 9/15/47 BBB $ 461,187
1,300 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 4.329% spread),
2019 MILE, 144A(7)
9.157% 7/15/36 N/R 1,164,980
400 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 2.829% spread),
2019 MILE, 144A(7)
7.657% 7/15/36 N/R 360,578
Total Asset-Backed and Mortgage-Backed Securities (cost $5,237,962) 4,669,768
Shares Description (2) Value
X 3,729,305 INVESTMENT COMPANIES - 0.3%
X 3,729,305
537,620 Digital 9 Infrastructure PLC/Fund $ 405,059
616,594 JLEN Environmental Assets Group Ltd Foresight Group
Holdings
911,664
707,705 Renewables Infrastructure Group Ltd/The 1,090,613
593,369 Sequoia Economic Infrastructure Income Fund Ltd 588,918
661,142 Starwood European Real Estate Finance Ltd 733,051
Total Investment Companies (cost $4,464,309) 3,729,305
Principal
Amount (000) Description (2) Coupon (8)
Reference
Rate (8) Spread (8) Maturity (9) Ratings (3) Value
1,888,974 VARIABLE RATE SENIOR LOAN INTERESTS - 0.2% (8)
X 1,888,974
Electric Utilities - 0.2%
$ 1,896 ExGen Renewables IV, LLC,
Term Loan
7.460% 3-Month LIBOR 2.500% 12/15/27 BB- $ 1,888,974
Total Electric Utilities 1,888,974
Total Variable Rate Senior Loan Interests (cost $1,889,012) 1,888,974
Total Long-Term Investments (cost $1,212,360,533) 1,167,911,447
Shares Description (2) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.4%
X 16,573,183 MONEY MARKET FUNDS - 1.4%
X 16,573,183
16,573,183 State Street Navigator Securities Lending Government
Money Market Portfolio (10)
4.840%(11) $ 16,573,183
Total Investments Purchased with Collateral from Securities Lending (cost $16,573,183) 16,573,183
Principal
Amount (000) Description (2) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.7%
32,062,126 REPURCHASE AGREEMENTS - 2.7%
32,062,126
$ 32,062 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$32,065,973, collateralized by $33,878,000, U.S.
Treasury Note, 2.250%, due 11/15/25, value
$32,703,383
1.440% 4/03/23 $ 32,062,126
Total Repurchase Agreements (cost $32,062,126) 32,062,126
Total Short-Term Investments (cost $32,062,126) 32,062,126
Total Investments (cost $ 1,260,995,842 ) - 100 .7% 1,216,546,756
Other Assets & Liabilities, Net -  (0.7)%(12) (8,171,469)
Net Assets - 100% $ 1,208,375,287

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (75) 6/23 $ (8,378,753) $ (8,619,141) $ (240,388)
U.S. Treasury Ultra 10-Year Note (250) 6/23 (29,361,797) (30,285,156) (923,359)
U.S. Treasury Ultra Bond (75) 6/23 (10,203,838) (10,584,375) (380,537)
Total $(47,944,388) $(49,488,672) $(1,544,284)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 305,643,550 $ – $ 305,643,550
Common Stocks 144,540,913 125,396,745 – 269,937,658
Real Estate Investment Trust Common
Stocks 178,129,044 82,784,534 1,395,916 262,309,494
$25 Par (or similar) Retail Preferred 167,469,671 1,721,715 – 169,191,386
$1,000 Par (or similar) Institutional
Preferred – 118,949,383 – 118,949,383
Convertible Preferred Securities 28,408,207 3,183,722 – 31,591,929
Asset-Backed and Mortgage-Backed
Securities – 4,669,768 – 4,669,768
Investment Companies 2,638,692 1,090,613 – 3,729,305
Variable Rate Senior Loan Interests – 1,888,974 – 1,888,974
Investments Purchased with Collateral from
Securities Lending 16,573,183 – – 16,573,183
Short-Term Investments:
Repurchase Agreements – 32,062,126 – 32,062,126
Investments in Derivatives:
Futures Contracts* (1,544,284) – – (1,544,284)
Total
$ 536,215,426 $ 677,391,130 $ 1,395,916 $ 1,215,002,472
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(2) All percentages shown in the Portfolio of Investments are based on net assets.

(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $16,256,008.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Perpetual security. Maturity date is not applicable.
(7) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(9) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(10) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(11) The rate shown is the one-day yield as of the end of the reporting period.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
1M CME Term SOFR 1 Month

Nuveen Real Estate Securities Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.9%
X
1,019,558,694 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 96.5%
X 1,019,558,694
Data Center REITs - 8.7%
300,228 Digital Realty Trust Inc   $ 29,515,415
86,280 Equinix Inc   62,211,331
Total Data Center REITs 91,726,746
Diversified REITs - 1.5%
249,436 American Assets Trust Inc   4,637,015
61,003 Armada Hoffler Properties Inc   720,446
188,899 Broadstone Net Lease Inc   3,213,172
276,886 Essential Properties Realty Trust Inc   6,880,617
Total Diversified REITs 15,451,250
Health Care REITs - 9.2%
1,127,258 Healthpeak Properties Inc   24,765,858
262,706 Omega Healthcare Investors Inc   7,200,772
155,088 Sabra Health Care REIT Inc   1,783,512
730,261 Ventas Inc   31,656,814
451,056 Welltower Inc   32,336,205
Total Health Care REITs 97,743,161
Hotel & Resort REITs - 2.9%
462,072 Apple Hospitality REIT Inc   7,171,358
227,333 Host Hotels & Resorts Inc   3,748,721
37,665 Park Hotels & Resorts Inc   465,539
577,818 RLJ Lodging Trust   6,124,871
81,506 Ryman Hospitality Properties Inc   7,313,533
67,104 Summit Hotel Properties Inc   469,728
441,999 Xenia Hotels & Resorts Inc   5,785,767
Total Hotel & Resort REITs 31,079,517
Industrial REITs - 16.7%
803,262 Americold Realty Trust Inc   22,852,804
47,139 EastGroup Properties Inc   7,793,019
82,657 First Industrial Realty Trust Inc   4,397,352
460,828 LXP Industrial Trust   4,751,137
928,572 Prologis Inc   115,857,928
21,050 Rexford Industrial Realty Inc   1,255,633
296,023 Terreno Realty Corp   19,123,086
Total Industrial REITs 176,030,959
Multi-Family Residential REITs - 11.3%
259,921 Apartment Income REIT Corp   9,307,771
112,826 AvalonBay Communities Inc   18,961,537
265,137 Camden Property Trust   27,796,963
535,308 Equity Residential   32,118,480
109,671 Mid-America Apartment Communities Inc   16,564,708
369,880 UDR Inc   15,187,273
Total Multi-Family Residential REITs 119,936,732
Office REITs - 4.5%
171,420 Alexandria Real Estate Equities Inc   21,528,638
119,099 Boston Properties Inc   6,445,638
239,746 Corporate Office Properties Trust   5,684,378
715,238 Douglas Emmett Inc   8,818,884
1,578 Kilroy Realty Corp   51,127
325,520 Piedmont Office Realty Trust Inc, Class A   2,376,296

Shares Description (1) Value
Office REITs (continued)
91,013 SL Green Realty Corp   $ 2,140,626
Total Office REITs 47,045,587
Other Specialized REITs - 6.5%
258,257 Four Corners Property Trust Inc   6,936,783
297,971 Gaming and Leisure Properties Inc   15,512,370
1,396,641 VICI Properties Inc   45,558,429
Total Other Specialized REITs 68,007,582
Retail REITs - 14.3%
239,547 Acadia Realty Trust   3,341,681
316,976 Agree Realty Corp   21,747,723
116,329 Brixmor Property Group Inc   2,503,400
1,955,349 Kimco Realty Corp   38,187,966
316,835 National Retail Properties Inc   13,988,265
393,858 Realty Income Corp   24,939,088
305,810 Regency Centers Corp   18,709,456
108,142 Simon Property Group Inc   12,108,660
1,291,432 SITE Centers Corp   15,858,785
Total Retail REITs 151,385,024
Self-Storage REITs - 9.4%
316,136 CubeSmart   14,611,806
153,286 Life Storage Inc   20,094,262
214,923 Public Storage   64,936,835
Total Self-Storage REITs 99,642,903
Single-Family Residential REITs - 4.7%
90,185 American Homes 4 Rent, Class A   2,836,318
311,744 Equity LifeStyle Properties Inc   20,927,375
170,466 Invitation Homes Inc   5,323,653
141,285 Sun Communities Inc   19,904,231
Total Single-Family Residential REITs 48,991,577
Telecom Tower REITs - 6.8%
182,453 American Tower Corp   37,282,446
56,251 Crown Castle Inc   7,528,634
106,127 SBA Communications Corp   27,706,576
Total Telecom Tower REITs 72,517,656
Total Real Estate Investment Trust Common Stocks (cost $768,235,178) 1,019,558,694

Nuveen Real Estate Securities Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 4,008,843 COMMON STOCKS - 0.4%
X 4,008,843
Real Estate Management & Development - 0.4%
517,270 Tricon Residential Inc $ 4,008,843
Total Real Estate Management & Development 4,008,843
Total Common Stocks (cost $4,998,287) 4,008,843
Total Long-Term Investments (cost $773,233,465) 1,023,567,537
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.7%
28,161,453 REPURCHASE AGREEMENTS - 2.7%
X 28,161,453
$ 28,161 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$28,164,832, collateralized by $31,547,100, U.S.
Treasury Note, 0.250%, due 10/31/25, value
$28,724,733
1.440% 4/03/23 $ 28,161,453
Total Repurchase Agreements (cost $28,161,453) 28,161,453
Total Short-Term Investments (cost $28,161,453) 28,161,453
Total Investments (cost $ 801,394,918 ) - 99 .6% 1,051,728,990
Other Assets & Liabilities, Net -  0.4% 4,753,489
Net Assets - 100% $ 1,056,482,479
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 1,019,558,694 $ – $ – $ 1,019,558,694
Common Stocks 4,008,843 – – 4,008,843
Short-Term Investments:
Repurchase Agreements – 28,161,453 – 28,161,453
Total
$ 1,023,567,537 $ 28,161,453 $ – $ 1,051,728,990
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

REIT Real Estate Investment Trust